Income Taxes (Q3) (Details)	3 Months Ended	9 Months Ended
	Jun. 30, 2020	Jun. 30, 2020
Effective Income Tax Rate Reconciliation [Abstract]
Effective tax rate	10.40%	10.90%
Percentage of net cash savings payable to unit holders on realization		85.00%
Percentage of net cash savings retained		15.00%